JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(each a series of JPMorgan Trust I)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses and Prospectus

dated November 1, 2019, as supplemented

The Board of Trustees (the “Board”) of JPMorgan Trust I has approved changes to the investment advisory fee and expense limitation arrangements for each Fund listed above. In addition, the Board adopted a limited offering policy for the Class L Shares of each Fund. On December 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectuses and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectuses and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Access Balanced Fund — Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1,2]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.41	0.40	0.40

Service Fees[2]	0.25	0.25	0.25

Remainder of Other Expenses[3]	0.16	0.15	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32	0.32	0.32

Total Annual Fund Operating Expenses	1.28	1.77	1.02

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.28)	(0.27)	(0.27)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2

The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.68%, 1.18% and 0.43% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5

The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

SUP-ACCESS-FEE-1119

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	811	1,095	1,902

CLASS C SHARES ($)	253	531	934	2,062

CLASS I SHARES ($)	77	298	537	1,223

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	811	1,095	1,092

CLASS C SHARES ($)	153	531	934	2,062

CLASS I SHARES ($)	77	298	537	1,223

JPMorgan Access Balanced Fund — Class L Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees[2]	0.10

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32

Total Annual Fund Operating Expenses	0.87

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2

The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.43% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

5

The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	77	266	470	1,061

JPMorgan Access Growth Fund — Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1,2]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.42	0.41	0.41

Service Fees[2]	0.25	0.25	0.25

Remainder of Other Expenses[3]	0.17	0.16	0.16

Acquired Fund (Underlying Fund) Fees and Expenses	0.30	0.30	0.30

Total Annual Fund Operating Expenses	1.27	1.76	1.01

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.27)	(0.26)	(0.26)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2

The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class A, Class C and Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 11/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5

The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	809	1,091	1,892

CLASS C SHARES ($)	253	529	930	2,052

CLASS I SHARES ($)	77	296	533	1,213

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	547	809	1,091	1,892

CLASS C SHARES ($)	153	529	930	2,052

CLASS I SHARES ($)	77	296	533	1,213

JPMorgan Access Growth Fund — Class L Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees[2]	0.10

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.30

Total Annual Fund Operating Expenses	0.85

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2

The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.10% for Class L Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 11/30/20.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the average daily net assets of Class L Shares. This waiver is in effect through 11/30/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

5

The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 11/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	77	261	462	1,040

On the Effective Date, the “More About the Funds — Expense Limitation” section of the Funds’ Prospectus will be deleted in its entirety and replaced with the following:

EXPENSE LIMITATION

Expenses of Underlying Funds. The Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. If an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 or Class R6 Shares; therefore, the Funds will invest in Class L Shares or Institutional Class Shares, if applicable and available. To the extent that an underlying fund does not offer Class R6, Class R5 or Class L Shares, the Funds will invest in Class I Shares, if available. The shares of the underlying funds in which the Access Funds invest may impose a separate service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory and 0.25% for shareholder servicing on affiliated investments for Class A, Class C and Class I Shares and 0.10% for shareholder servicing on affiliated investments for Class L Shares, the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) have contractually agreed to waive investment advisory and service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of investment advisory fees and service fees charged by the affiliated Underlying Funds. This amount is shown as a waiver under “Fee Waivers and Expense Reimbursements” in the Annual Fund Operating Expenses table.

On the Effective Date, the following language is added to the “Class/Ticker” section in each Fund’s Summary Prospectus and the Funds’ Prospectus for Class L Shares:

Effective December 1, 2019, Class L Shares of the Fund are publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)

On the Effective Date, the following language is added to the “Purchase and Sale of Fund Shares” section in each Fund’s Summary Prospectus and the Funds’ Prospectus for Class L Shares:

Effective December 1, 2019, Class L Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still purchase additional shares and reinvest their dividends into the Fund from other J.P. Morgan Funds. See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” for more information.

On the Effective Date, the following is added as a subsection following the “Investing with J.P. Morgan Funds — Minimum Account Balance” section in the Funds’ Prospectus:

FUNDS SUBJECT TO A LIMITED OFFERING

The following Classes are offered on a limited basis as described below. Except as otherwise described below, shareholders permitted to continue to purchase include shareholders of record and if the shareholder of record is an omnibus account, beneficial owners in that account as of the effective date of the limited offering.

Limited Offering of the Class L Shares

Effective December 1, 2019, the Funds’ Class L Shares are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds except as described below. In addition, a Fund may from time to time, in its sole discretion based on a Fund’s net asset levels and other factors, limit new purchases into a Fund or otherwise modify the closure policy at any time on a case-by-case basis.

•

Existing shareholders of Class L Shares of a Fund are able to continue to purchase additional Class L Shares of that Fund in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund; and

•	Existing shareholders of Class L Shares of a Fund are able to add to their existing Fund accounts through exchanges from Class L Shares of other Funds.

Additional information that applies to all limited offerings:

If all shares of a Fund (or a class subject to a limited offering) in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund unless a former shareholder makes his or her repurchase within 90 days of the redemption. Repurchases during this 90 day period will not be subject to any applicable sales charges if such sales charges are normally waived for repurchases within 90 days of the redemption as described in the “Repurchase Rights” section above. However, these repurchase restrictions do not apply to Group Retirement Plans that are eligible to continue to invest under the limited offering, as described above. If shares are purchased through a Financial Intermediary, contact your investment representative for their requirements and procedures.

If a Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The J.P. Morgan Funds reserve the right to change these policies at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE